UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/03

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments
Address: 641 Escalona Drive
         Santa Cruz, CA  95060

13F File Number:  28-03929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

     Jeffrey R. Scharf     Santa Cruz, CA     May 15, 2003

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $222,243 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INT'L GROUP           COM              26874107      9634   194824 SH       SOLE                                     194824
AMGEN                          COM              31162100      7990   138829 SH       SOLE                                     138829
BERKSHIRE HATHAWAY B           COM              84670207      4088     1913 SH       SOLE                                       1913
CANADIAN NAT'L RAILWAY         COM              136375102    13071   305406 SH       SOLE                                     305406
CANADIAN PACIFIC RAILWAY       COM              13645T100      357    16932 SH       SOLE                                      16932
CP HOLDRS  F DEP RECEIPTS      COM              12616K106      448    10080 SH       SOLE                                      10080
EMERSON ELECTRIC               COM              291011104     5780   127448 SH       SOLE                                     127448
ENCANA                         COM              292505104     6303   194788 SH       SOLE                                     194788
FANNIE MAE                     COM              313586109     9153   140057 SH       SOLE                                     140057
FIRST DATA                     COM              319963104    12053   325682 SH       SOLE                                     325682
FREDDIE MAC                    COM              313400301     6142   115669 SH       SOLE                                     115669
GANNETT                        COM              364730101    10930   155187 SH       SOLE                                     155187
GENERAL AMER 7.2% PREF.        PREF             368802302      695    27475 SH       SOLE                                      27475
GENERAL DYNAMICS               COM              369550108     9298   168840 SH       SOLE                                     168840
GENERAL ELECTRIC               COM              369604103    10381   407079 SH       SOLE                                     407079
JOHNSON CONTROLS               COM              478366107     1870    25818 SH       SOLE                                      25818
LENNAR 0% CV LYON              CV. BOND         526057AA2      846  1220000 SH       SOLE                                    1220000
LIZ CLAIBORNE                  COM              539320101     4118   133193 SH       SOLE                                     133193
MASCO                          COM              574599106     3354   180135 SH       SOLE                                     180135
MBNA                           COM              55262L100     2334   155065 SH       SOLE                                     155065
NABORS INDUSTRIES LTD          COM              629568106    12518   313959 SH       SOLE                                     313959
NUCOR CORP                     COM              670346105     9045   236957 SH       SOLE                                     236957
PFIZER                         COM              717081103    10796   346480 SH       SOLE                                     346480
RYLAND GROUP                   COM              783764103    18802   435338 SH       SOLE                                     435338
TORCHMARK                      COM              891027104     9520   265934 SH       SOLE                                     265934
TRIBUNE BOND 2% 29 PHONES      CV. BOND         896047305     5166    67085 SH       SOLE                                      67085
V.F. CORPORATION               COM              918204108     8141   216340 SH       SOLE                                     216340
WAL-MART STORES                COM              931142103     6823   131140 SH       SOLE                                     131140
WASHINGTON MUTUAL              COM              939322103    13039   369692 SH       SOLE                                     369692
YUM! BRANDS                    COM              988498101     9548   392430 SH       SOLE                                     392430